Summary of Significant Accounting Policies - Schedule of Estimated Revenue Expected to Future Related to Performance Obligations (Details) - Forecast [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025
Schedule of Estimated Revenue Expected to Future Related to Performance Obligations [Line Items]
Software development service
Hardware product sales			$ 1,289